Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Fund), Class A)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free Minnesota Fund) | Class A
Bar Chart Table:
Annual Return 2002	8.68%
Annual Return 2003	6.51%
Annual Return 2004	4.78%
Annual Return 2005	4.11%
Annual Return 2006	4.66%
Annual Return 2007	2.10%
Annual Return 2008	(3.10%)
Annual Return 2009	12.85%
Annual Return 2010	1.32%
Annual Return 2011	10.62%